Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 178,713	$ 151,095	$ 188,105
Post-employment compensation	2,049	2,067	5,622
Share-based payments		6,763	18,736
Total key management personnel compensation	$ 180,762	$ 159,925	$ 212,463